1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

November 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Security Large Cap Value Fund
(File Nos. 2-12187 and 811-00487)

Ladies and Gentlemen:

On behalf of Security Large Cap Value Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 112 to the Corporation’s registration statement on Form N-1A.  This filing is being made for the purpose of registering an institutional share class for certain series of Security Equity Fund and Security Mid Cap Growth Fund, each of which shares the same prospectus and Statement of Additional Information with the Corporation.

No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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